Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	102,825	121,106	406,284	365,910
General and administrative	99,249	139,011	785,857	549,315
Total operating expenses	202,074	260,117	1,192,141	915,225
Loss from operations	202,074	260,117	1,192,141	915,225
Other income expense:
Interest expense	323,170	396	1,075,665	0
Interest income	0	(6)	(6)	(749)
Change in fair value of derivative liability	352,807	0	(92,875)	0
Foreign current transaction loss (gain)	(70)	(256)	(14,226)	(3,958)
Total other expense	675,907	134
Net loss	(877,981)	(260,251)	(2,160,699)	(910,518)
Other comprehensive income (loss):
Foreign currency translations	(449)	(2,511)	(17,421)	1,899
Total comprehensive loss	$ (878,430)	$ (262,762)	$ (2,178,120)	$ (908,619)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	415,699,254	378,033,149	380,674,272	378,033,149